SUPPLEMENT TO THE
FIDELITY FREEDOM FUNDSTM PROSPECTUS
DATED OCTOBER 11, 1996
The following information replaces the similar information found in the section entitled "Expenses" beginning on page 5.
FIDELITY FREEDOM INCOME FUNDTM
Management fee (after reimbursement)     .08 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses .08 %
FIDELITY FREEDOM 2000 FUNDTM
Management fee (after reimbursement)     .08 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses .08 %
FIDELITY FREEDOM 2010 FUNDTM
Management fee (after reimbursement)     .08 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses    .08 %
FIDELITY FREEDOM 2020 FUNDTM
Management fee (after reimbursement)     .08 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses    .08 %
FIDELITY FREEDOM 2030 FUNDTM
Management fee (after reimbursement)     .08 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses    .08 %
The following information replaces the similar information found on page 6. Based on the estimated expense ratio of each Freedom Fund plus a weighted average of the expense ratios of the underlying Fidelity funds (as of each underlying Fidelity fund's most recently reported fiscal year end) in which each Freedom Fund currently expects to invest, the total operating expenses of each Freedom Fund (calculated as a percentage of average net assets) are estimated to be as follows: Freedom Income: 0.67%; Freedom 2000: 0.82%; Freedom 2010: 0.91%; Freedom 2020: 0.93%; and Freedom 2030: 0.95%. These
expense ratios may be higher or lower depending on the allocation of a Freedom Fund's assets among the underlying Fidelity funds, and the actual expenses of the underlying Fidelity funds.
                 1      3
                 Year   Years

Freedom Income   $ 7    $ 21

Freedom 2000     $ 8    $ 26

Freedom 2010     $ 9    $ 29

Freedom 2020     $ 10   $ 30

Freedom 2030     $ 10   $ 30

Strategic Advisers has voluntarily agreed to temporarily limit each Freedom Funds' total operating expenses to 0.08% of average net assets. If these agreements were not in effect, the management fee, other expenses, and total operating expenses would be 0.10%, 0.00%, and 0.10%, respectively, for each Freedom Fund. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.